LEASES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
2022	$ 303	$ 295
2023	328	303
2024	279	328
2025		278
Total lease payments	994	1,204
Less: imputed interest	(145)	(212)
Present value of lease liabilities	849	$ 992
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	231	$ 153
Noncurrent lease liabilities	618	839
Finance Leases
2022	360	623
2023	268	306
2024	152	239
2025	23	148
2026		23
Total lease payments	968	1,339
Less: imputed interest	(93)	(147)
Present value of lease liabilities	875	$ 1,192
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	391	$ 549
Noncurrent lease liabilities	484	643
Total Lease Liabilities
2022	663	918
2023	596	609
2024	431	567
2025	23	426
2026		23
Total lease payments	1,962	2,543
Less: imputed interest	(238)	(359)
Present value of lease liabilities	1,724	2,184
Less: current portion of lease liabilities	622	702
Noncurrent lease liabilities	$ 1,102	$ 1,482